UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10071

Oppenheimer Discovery Mid Cap Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS    July 31, 2014    Unaudited

	Shares	Value

Common Stocks—97.6%

Consumer Discretionary—23.9%

Auto Components—3.6%
BorgWarner, Inc.	93,420	$5,815,395

Delphi Automotive plc	78,560	5,247,808

TRW Automotive Holdings Corp.[1]	56,640	5,793,706

		16,856,909

Hotels, Restaurants & Leisure—5.5%
Chipotle Mexican Grill, Inc.[1]	11,430	7,686,675

Domino’s Pizza, Inc.	49,340	3,552,480

Marriott International, Inc., Cl. A	94,070	6,087,270

MGM Resorts International[1]	154,150	4,137,386

Wynn Resorts Ltd.	19,020	4,055,064

		25,518,875

Household Durables—2.5%
GoPro, Inc., Cl. A1	50,741	2,434,046

Harman International Industries, Inc.	85,890	9,323,359

		11,757,405

Internet & Catalog Retail—3.2%
Netflix, Inc.[1]	15,640	6,611,341

TripAdvisor, Inc.[1]	47,610	4,515,332

Vipshop Holdings Ltd., ADS[1]	17,640	3,625,726

		14,752,399

Leisure Products—1.3%
Polaris Industries, Inc.	42,790	6,313,237

Specialty Retail—3.4%
Foot Locker, Inc.	86,510	4,111,820

O’Reilly Automotive, Inc.[1]	46,040	6,906,000

Tiffany & Co.	48,400	4,724,324

		15,742,144

Textiles, Apparel & Luxury Goods—4.4%
Hanesbrands, Inc.	63,153	6,170,680

Kate Spade & Co.[1]	130,080	4,920,926

	Shares	Value

Textiles, Apparel & Luxury Goods (Continued)

Michael Kors Holdings Ltd.[1]	42,400	$3,454,752

Under Armour, Inc., Cl. A1	92,330	6,163,027

		20,709,385

Consumer Staples—4.2%

Beverages—1.4%
Constellation Brands, Inc., Cl. A1	77,670	6,466,804

Food Products—2.8%
Hormel Foods Corp.	51,340	2,323,648

Keurig Green Mountain, Inc.	38,770	4,624,486

Tyson Foods, Inc., Cl. A	50,911	1,894,398

WhiteWave Foods Co.[1]	154,530	4,603,449

		13,445,981

Energy—6.2%

Energy Equipment & Services—1.5%
Cameron International Corp.[1]	51,366	3,642,363

Helmerich & Payne, Inc.	31,870	3,386,506

		7,028,869

Oil, Gas & Consumable Fuels—4.7%
Antero Resources Corp.[1]	40,120	2,317,331

Concho Resources, Inc.[1]	50,360	7,090,688

Diamondback Energy, Inc.[1]	42,560	3,499,709

Memorial Resource Development Corp.[1]	220,103	5,057,967

Whiting Petroleum Corp.[1]	48,330	4,276,722

		22,242,417

Financials—6.2%

Capital Markets—1.8%
Affiliated Managers Group, Inc.[1]	30,230	6,023,327

1    OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Shares	Value

Capital Markets (Continued)

Lazard Ltd., Cl. A	46,420	$2,427,766

		8,451,093

Commercial Banks—1.9%
Signature Bank[1]	43,270	4,949,655

SVB Financial Group[1]	34,770	3,790,626

		8,740,281

Diversified Financial Services—1.0%
Moody’s Corp.	56,989	4,958,043

Real Estate Investment Trusts (REITs)—0.7%
Host Hotels & Resorts, Inc.	149,240	3,244,478

Real Estate Management & Development—0.8%
CBRE Group, Inc., Cl. A1	120,727	3,723,221

Health Care—13.7%

Biotechnology—1.0%
Cubist Pharmaceuticals, Inc.[1]	39,310	2,393,979

Incyte Corp.[1]	50,040	2,380,403

		4,774,382

Health Care Equipment & Supplies—3.0%
Cooper Cos., Inc. (The)	34,680	5,579,319

DexCom, Inc.[1]	76,640	2,887,795

IDEXX Laboratories, Inc.[1]	46,480	5,785,830

		14,252,944

Health Care Providers & Services—6.3%
AmerisourceBergen Corp. SA	87,430	6,724,241

Brookdale Senior Living, Inc.[1]	103,900	3,600,135

Centene Corp.[1]	65,450	4,718,290

Envision Healthcare Holdings, Inc.[1]	178,170	6,369,578

Universal Health Services, Inc., Cl. B	74,570	7,949,162

		29,361,406

	Shares	Value

Health Care Technology—0.9%
Cerner Corp.[1]	73,090	$4,034,568

Life Sciences Tools & Services—1.3%
Illumina, Inc.[1]	37,651	6,020,771

Pharmaceuticals—1.2%
Salix Pharmaceuticals Ltd.[1]	42,190	5,565,283

Industrials—17.6%

Aerospace & Defense—0.7%
TransDigm Group, Inc.	18,080	3,035,994

Airlines—1.2%
Spirit Airlines, Inc.[1]	85,880	5,618,270

Building Products—0.8%
A.O. Smith Corp.	81,370	3,799,979

Commercial Services & Supplies—0.7%
Mobile Mini, Inc.	86,080	3,250,381

Electrical Equipment—0.9%
Acuity Brands, Inc.	38,040	4,080,551

Industrial Conglomerates—0.8%
Roper Industries, Inc.	25,494	3,672,920

Machinery—7.5%
Colfax Corp.[1]	69,830	4,397,195

Middleby Corp. (The)[1]	64,380	4,690,727

Nordson Corp.	45,380	3,411,215

Snap-on, Inc.	44,866	5,392,893

Trinity Industries, Inc.	107,344	4,684,492

WABCO Holdings, Inc.[1]	60,930	5,939,456

Wabtec Corp.	83,120	6,706,122

		35,222,100

Marine—1.2%
Kirby Corp.[1]	46,822	5,452,890

Professional Services—1.0%
Robert Half International, Inc.	98,980	4,815,377

2    OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Shares	Value

Trading Companies & Distributors—2.8%
HD Supply Holdings, Inc.[1]	175,320	$4,456,634

United Rentals, Inc.[1]	83,070	8,797,113

		13,253,747

Information Technology—18.1%

Communications Equipment—1.1%
Arista Networks, Inc.[1]	4,787	316,517

Palo Alto Networks, Inc.[1]	61,140	4,943,780

		5,260,297

Electronic Equipment, Instruments, & Components—0.8%
Amphenol Corp., Cl. A	37,219	3,579,351

Internet Software & Services—3.1%
CoStar Group, Inc.[1]	33,820	4,860,948

Pandora Media, Inc.[1]	165,180	4,149,322

Shutterstock, Inc.[1]	35,090	2,734,915

Yelp, Inc.[1]	43,800	2,941,608

		14,686,793

IT Services—2.3%
FleetCor Technologies, Inc.[1]	34,590	4,593,206

MAXIMUS, Inc.	82,790	3,424,194

Vantiv, Inc., Cl. A1	84,650	2,774,827

		10,792,227

Semiconductors & Semiconductor Equipment—3.6%
Applied Materials, Inc.	214,730	4,500,741

Avago Technologies Ltd.	52,410	3,636,206

Lam Research Corp.	33,800	2,366,000

NXP Semiconductors NV1	103,660	6,463,201

		16,966,148

Software—6.2%
Aspen Technology, Inc.[1]	80,080	3,478,675

	Shares	Value

Software (Continued)

Concur Technologies, Inc.[1]	59,210	$5,504,162

NetSuite, Inc.[1]	50,475	4,255,547

ServiceNow, Inc.[1]	109,410	6,433,308

Tableau Software, Inc., Cl. A1	77,800	5,057,000

Ultimate Software Group, Inc. (The)[1]	31,310	4,224,032

		28,952,724

Technology Hardware, Storage & Peripherals—1.0%
SanDisk Corp.	50,700	4,649,697

Materials—5.6%

Chemicals—3.0%
PolyOne Corp.	118,930	4,513,394

Sherwin-Williams Co. (The)	5,800	1,196,134

Westlake Chemical Corp.	92,580	8,090,566

		13,800,094

Construction Materials—1.9%
Eagle Materials, Inc.	56,800	5,158,576

Vulcan Materials Co.	57,890	3,654,595

		8,813,171

Containers & Packaging—0.7%
Crown Holdings, Inc.[1]	73,889	3,439,533

Telecommunication Services—2.1%

Wireless Telecommunication Services—2.1%
SBA Communications Corp., Cl. A1	92,630	9,904,926

Total Common Stocks (Cost $366,750,074)		457,008,065

3    OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Shares	Value

Investment Company—3.0%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[2,3] (Cost $13,891,236)	13,891,236	$13,891,236

Total Investments, at Value (Cost $380,641,310)	100.6%	470,899,301

Net Other Assets (Liabilities)	(0.6)	(2,906,800)

Net Assets	100.0%	$467,992,501

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2013	Gross Additions	Gross Reductions	Shares July 31, 2014
Oppenheimer Institutional Money Market Fund, Cl. E	11,977,245	161,341,440	159,427,449	13,891,236

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$13,891,236	$8,232

3. Rate shown is the 7-day yield as of July 31, 2014.

4    OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO

STATEMENT OF INVESTMENTS     July 31, 2014     Unaudited

Oppenheimer Discovery Mid Cap Growth Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and

5    OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited / Continued

Securities Valuation (Continued)

“asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the

6    OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited / Continued

Securities Valuation (Continued)

significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

7    OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited / Continued

Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of July 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$111,650,354	$—	$—	$111,650,354
Consumer Staples	19,912,785	—	—	19,912,785
Energy	29,271,286	—	—	29,271,286
Financials	29,117,116	—	—	29,117,116
Health Care	64,009,354	—	—	64,009,354
Industrials	82,202,209	—	—	82,202,209
Information Technology	84,887,237	—	—	84,887,237
Materials	26,052,798	—	—	26,052,798
Telecommunication Services	9,904,926	—	—	9,904,926
Investment Company	13,891,236	—	—	13,891,236

Total Assets	$470,899,301	$—	$—	$470,899,301

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$381,719,712

Gross unrealized appreciation	$92,575,040
Gross unrealized depreciation	(3,395,451)

Net unrealized appreciation	$89,179,589

8    OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Mid Cap Growth Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	9/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	9/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	9/10/2014